NONCONTROLLING INTERESTS	12 Months Ended
Sep. 30, 2020
NONCONTROLLING INTERESTS

23.	NONCONTROLLING INTERESTS
Noncontrolling interests represent the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The consolidated financial statements include all assets, liabilities, revenues and expenses at their consolidated amounts, which include the amounts attributable to the Company and the noncontrolling interest. The Company recognizes as a separate component of equity and earnings on the portion of income or loss attributable to noncontrolling interests based on the portion of the entity not owned by the Company.
The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2018, 2019 and 2020.

	Zhengbao Yucai	NetinNet	Jiangsu Asset	Beijing Ruida	Total
	US$	US$	US$	US$	US$
Balance as of September 30, 2018	15,319	8,719	1,059	40,394	65,491

Capital contribution from noncontrolling interest shareholders	29	—	—	—	29
Purchase of equity interests from noncontrolling interest shareholders	—	—	—	(7,119)	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(463)	(372)	(39)	(1,261)	(2,135)
Cash dividends paid to noncontrolling interests by a subsidiary	—	(291)	—	—	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(6,173)	1,808	(55)	(640)	(5,060)

Balance as of September 30, 2019	8,712	9,864	965	31,374	50,915

Capital contribution from noncontrolling interest shareholders	—	367	—	—	367
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	426	531	53	1,516	2,526
Cash dividends paid to noncontrolling interests by a subsidiary	—	(847)	—	(1,699)	(2,546)
(Loss) gain attributed to noncontrolling interest shareholders	(1,017)	506	101	(1,883)	(2,293)

Balance as of September 30, 2020	8,121	10,421	1,119	29,308	48,969

On July 10, 2018, the Group entered into a new share transfer agreement, by exercising a portion of the call option, to purchase additional 11% equity interest of Beijing Ruida, for a cash consideration of RMB39.6 million (US$5,931), subject to price adjustment under certain pre-agreed conditions. Refer to Note 3. Together with the 40% equity interest acquired previously, the Group holds a total of 51% equity interest of Beijing Ruida. The noncontrolling interest of 49% equity interest over Beijing Ruida has been included in the consolidated financial statements as of
September 30, 2018, 2019 and 2020.
On May 15, 2019, the Group decided to exercise the remaining portion of the call option, to acquire the additional 9% equity interest of Beijing Ruida according to the agreement, for a total consideration of RMB38.3 million (US$5,580). The total consideration was paid on May 26, 2019. The Group completed the transaction on August 1, 2019, which was accounted for as an equity transaction. Together with the 51% equity interest acquired previously, the Group holds a total of 60% equity interest of Beijing Ruida.
The schedule below discloses the effect of changes in the ownership interest on the Company’s equity:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net income attributable to the Company	11,626	21,254	10,430
Transfers from noncontrolling interest:
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Jiangsu Asset’s noncontrolling interest	29	—	—
Increase in the Group’s additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida	—	810	—
Changes from net income attributable to the Company’s shareholders and transfer from noncontrolling interests	11,655	22,064	10,430